VICE FUND PORTFOLIO

a series of Variable Insurance Trust

(the “Fund”)

The information in this Supplement, dated March 26, 2013, updates and amends certain information contained in the Statement of Additional Information (“SAI”) for the Fund, dated October 16, 2012, and replaces the Supplement, dated February 19, 2013, to the Fund’s SAI.

____________________________________________________________________

The table contained under the heading “TRUSTEES AND OFFICERS—Interested Trustee and Officers” of each SAI is deleted in its entirety and replaced with the following table:

Name, Address Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex	Other Directorships Held During the Past 5 Years
Jerry Szilagyi 22 High Street Huntington, NY 11743 Year of Birth: 1962	Trustee, President and Secretary	Trustee since 2010; President since 2010; Secretary since 2/2013	Managing Member, Catalyst Capital Advisors LLC, since 1/2006; President, MFund Distributors LLC, since 10/2012; President, MFund Services LLC, since 1/2012; President, Abbington Capital Group LLC, since 1998; President, Cross Sound Capital LLC, since 6/2011; President, Mutuals Advisors, Inc., since 3/2011; CEO, ThomasLloyd Global Asset Management (Americas) LLC, 9/2006 to 2010.	1	Mutual Fund Series Trust since 2006
Erik Naviloff 80 Arkay Drive Hauppauge, New York 11788 Year of Birth: 1968	Treasurer	Since 8/2012	Vice President of Gemini Fund Services, LLC, since 2011; Assistant Vice President, Gemini Fund Services, 2007 to 2012; Senior Accounting Manager, Fixed Income, Dreyfus Corporation, 2002 to 2007.	N/A	N/A
Steve Troche 80 Arkay Drive. Hauppauge, New York 11788 Year of Birth: 1984	Assistant Secretary	Since 2/2013	Junior Paralegal, Gemini Fund Services, LLC, since 2012; Legal Assistant, Gemini Fund Services, LLC, 2011 to 2012; MetLife, Financial Services Representative, 2008 to 2010.	N/A	N/A
Mark Marrone 80 Arkay Drive Hauppauge, New York 11788 Year of Birth: 1968	Chief Compliance Officer	Since 2/2011	Compliance Officer of Northern Lights Compliance Services, LLC (since 2009); Chief Financial Officer/Treasurer (2003–2009) and Chief Compliance Officer (2004–2009), Saratoga Capital Management, LLC.	N/A	N/A

* The Trustee who is an “interested person” of the Trust as defined in the 1940 Act is an interested person by virtue of being an officer of an advisor that manages some series of the Trust.

You should read this Supplement in conjunction with the Fund’s current SAI, which provides information that you should know about the Fund before investing. This document is available upon request and without charge by calling 1-866-447-4228.

Please retain this Supplement for future reference.